Share-based payments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share-based payments

25       Share-based payments

Share Options

The Group has issued options over ordinary shares under the 2014 Biodexa Pharmaceuticals PLC Enterprise Management Incentive Scheme and unapproved share options awarded to non-UK staff and Directors. In addition, certain share options originally issued over shares in Biodexa Limited under the Biodexa Limited 2008 unapproved share option scheme or Biodexa Limited 2013 approved Enterprise Incentive scheme were reissued in 2015 over shares in Biodexa Pharmaceuticals PLC under the 2014 Biodexa Pharmaceuticals PLC Enterprise Management Incentive Scheme, all remaining re-issued share options lapsed during 2024. Exercise of an option is subject to continued employment.

At a General Meeting on 22 November 2024, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result, the par value of the Ordinary Shares was changed from £0.001 per share to £0.00005 per share.

The options granted in 2024 were made under the 2014 Biodexa Pharmaceuticals PLC Enterprise Management Incentive Scheme and the unapproved share option scheme .

Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2024	Granted in 2024	Lapsed in 2024	Forfeited in 2024	At 31 December 2024	Exercise Price
30 June 2014	25	–	(25)	–	–	£30.00
19 December 2016	13	–	–	–	13	£484.00
15 December 2017	40	–	–	(2)	38	£184.00
24 April 2019	312	–	–	(75)	237	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	27,350	–		(900)	26,450	£4.04
15 July 2021	58,850	–	–	(18,000)	40,850	£5.55
1 September 2021	6,000			–	6,000	£5.10
7 February 2022	12,500	–	–	–	12,500	£3.05
23 January 2024	–	144,000,000	–	–	144,000,000	£0.004
10 February 2024	–	130,313,200	–	(31,504,400)	98,808,800	£0.003
10 July 2024	–	85,922,000	–	–	85,922,000	£0.003
	111,590	360,235,200	(25)	(31,523,377	328,823,388

Options exercisable at 31 December 2024	82,874
Weighted average exercise price of outstanding options at 31 December 2024	£0.005
Weighted average exercise price of options exercised in 2024	–
Weighted average exercise price of options lapsed in 2024	£30.00
Weighted average exercise price of options forfeited in 2024	£0.006
Weighted average exercise price of options granted in 2024	£0.003
Weighted average remaining contractual life of outstanding options at 31 December 2024	9.2 years

Date of grant	At 1 January 2023	Granted in 2023	Lapsed in 2023	Forfeited in 2023	At 31 December 2023	Exercise Price
30 June 2014	25	–	–	–	25	£30.00
19 December 2016	13	–	–	–	13	£484.00
15 December 2017	40	–	–	–	40	£184.00
24 April 2019	312	–	–	–	312	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	33,600	–	(6,250)	–	27,350	£4.04
15 July 2021	64,350	–	–	(5,500)	58,850	£5.55
2 August 2021	2,500	–	–	(2,500)	–	£5.30
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	18,750	–	–	(6,250)	12,500	£3.05
12 August 2022	12,500	–	–	(12,500)	–	£2.10
	144,590	–	(6,250)	(26,750)	111,590

Options exercisable at 31 December 2023	75,720
Weighted average exercise price of outstanding options at 31 December 2023	£5.241
Weighted average exercise price of options exercised in 2023	–
Weighted average exercise price of options lapsed in 2023	£4.04
Weighted average exercise price of options forfeited in 2023	£3.33
Weighted average exercise price of options granted in 2023	–
Weighted average remaining contractual life of outstanding options at 31 December 2023	7.3 years

Date of grant	At 1 January 2022	Granted in 2022	Lapsed in 2022	Forfeited in 2022	At 31 December 2022	Exercise Price
20 April 2012	79	–	(79)	–	–	£1,676.00
9 May 2014	500	–	(500)	–	–	£30.00
30 June 2014	25	–	–	–	25	£30.00
31 October 2016	352	–	(352)	–	–	£1,072.00
19 December 2016	396	–	(383)	–	13	£484.00
15 December 2017	59	–	–	(19)	40	£184.00
24 April 2019	625	–	–	(313)	312	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	43,175	–	(5,625)	(3,950)	33,600	£4.04
15 July 2021	71,450	–	–	(7,100)	64,350	£5.55
2 August 2021	2,500	–	–	–	2,500	£5.30
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	–	18,750	–	–	18,750	£3.05
12 August 2022	–	12,500	–	–	12,500	£2.10
	131,661	31,250	(6,939)	(11,382)	144,590

Options exercisable at 31 December 2022	55,932
Weighted average exercise price of outstanding options at 31 December 2022	£4.836
Weighted average exercise price of options exercised in 2022	n/a
Weighted average exercise price of options lapsed in 2022	£105.612
Weighted average exercise price of options forfeited in 2022	£5.974
Weighted average exercise price of options granted in 2022	£2.670
Weighted average remaining contractual life of outstanding options at 31 December 2022	8.1 years

The following information is relevant in the determination of the fair value of options granted during the year 2024 under the equity share based remuneration schemes operated by the Group.

	January 2024	February 2024	July 2024
Number of options	144,000,000	130,313,200	85,922,000
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes
Share price	$1.90	$1.310	£0.00139
Exercise price of options issued in year	$1.90	$1.310	£0.00259
Contractual life	10 years	10 years	10 years
Expected life	4 years	4 years	4 years
Volatility	100.0%**	100.0%**	110.0%**
Expected dividend yield	0%	0%	0%
Risk free rate	4.110%	4.195%	4.025%

The share price used in the determination of the fair value of the options granted in 2024 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a four-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2022 under the equity share based remuneration schemes operated by the Group.

	February 2022	August 2022	August 2022
Number of options	375,000	100,000	150,000
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes
Share price	£0.1525	£0.105	£0.105
Exercise price of options issued in year	£0.1525	£0.105	£0.105
Contractual life	10 years	10 years	10 years
Expected life	5 years	5 years	5 years
Volatility	87.88%**	91.78%**	91.66%**
Expected dividend yield	0%	0%	0%
Risk free rate	1.28%	1.92%	1.92%

The share price used in the determination of the fair value of the options granted in 2022 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

Share Incentive Plan

In April 2017 the Group set up the Biodexa Pharmaceuticals Share Incentive Plan (MPSIP). Under the BPSIP, Group employees and Directors can acquire ordinary shares in the Company via a salary sacrifice arrangement. Biodexa grants matching shares for every share bought. In order to retain these shares, scheme participants must remain employed by the Group for three years from the date of acquisition. All shares purchased by the BPSIP are held by an Employee Benefit Trust that is not under the control of Biodexa. Shares must be left in the plan for 5 years to qualify for full income tax and NIC relief.

On 24 April 2023 the Company terminated the Trust and requested the Trustees distribute the assets of the Trust to the relevant Group employees.

Warrants issued in lieu of fees

The Company issues warrants over ADSs to certain its brokers in lieu of broker fees connected to the equity transactions in the year. The warrants are accounted for as share based payments.

Date of grant	At 1 January 2024	Granted in 2024	Lapsed in 2024	Forfeited in 2024	At 31 December 2024	Exercise Price per ADS
24 March 2023	1	–	–	–	1	$10,000.00
24 March 2023	51	–	–	–	51	$5,800.00
14 June 2023	442	–	–	–	442	$375.00
21 December 2023	4,800	–	–	–	4,800	$62.50
24 May 2024	–	6,456	–	–	6,456	$62.50
22 July 2024	–	8,525	–	–	8,525	$31.25
	5,294	14,981	–	–	20,275

Warrants exercisable at 31 December 2024	20,275
Weighted average exercise price of outstanding options at 31 December 2024	$71.10
Weighted average exercise price of options exercised in 2024	–
Weighted average exercise price of options lapsed in 2024	–
Weighted average exercise price of options forfeited in 2024	–
Weighted average exercise price of options granted in 2024	$44.72
Weighted average remaining contractual life of outstanding options at 31 December 2024	2.2 years

Date of grant	At 1 January 2023	Granted in 2023	Lapsed in 2023	Forfeited in 2023	At 31 December 2023	Exercise Price per ADS
24 March 2023	–	1	–	–	1	$10,000.00
24 March 2023	–	51	–	–	51	$5,800.00
14 June 2023	–	442	–	–	442	$375.00
21 December 2023	–	4,800	–	–	4,800	$62.50
	–		–	–

Warrants exercisable at 31 December 2023	5,294
Weighted average exercise price of outstanding options at 31 December 2023	$145.74
Weighted average exercise price of options exercised in 2023	–
Weighted average exercise price of options lapsed in 2023	–
Weighted average exercise price of options forfeited in 2023	–
Weighted average exercise price of options granted in 2023	$145.74
Weighted average remaining contractual life of outstanding options at 31 December 2023	2.2 years

The following information is relevant in the determination of the fair value of warrants granted during the year 2024.

	May 2024	July 2024
Number of ADS warrants granted	6,456	8,525
Option pricing models used	Black-Scholes	Black-Scholes
Share price	$32.50	$19.85
Exercise price of warrants issued in year	$62.50	$31.25
Contractual life	3 years	3 years
Expected life	3 years	3 years
Volatility	115%**	115%**
Expected dividend yield	0%	0%
Risk free rate	4.71%	4.29%
*	The share price used in the determination of the fair value of the ADS warrants granted in 2024 was the ADS price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.

The following information is relevant in the determination of the fair value of warrants granted during the year 2023.

	March 2023		June 2023		December 2023
Number of ADS warrants granted	52		442		4,800
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	$5,040.00	*	$263.50	*	$63.25
Exercise price of warrants issued in year	$5,800.00/$10,000.00		$375.00		$62.50
Contractual life	3 years		3 years		3 years
Expected life	3 years		3 years		3 years
Volatility	75.00	%**	80.00	%**	60%**
Expected dividend yield	0%		0%		0%
Risk free rate	4.35%		4.04%		4.06%

*	The share price used in the determination of the fair value of the ADS warrants granted in 2023 was the ADS price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.

Number and original price of warrants have been adjusted to reflect the ratio change of ADS’s to ordinary shares that occurred on 5 July 2023 and 4 October 2024.